Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of associates [line items]
Investment in associates	$ 4,533	$ 5,874
Exceptional share of results of associates	1,143
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 52		$ 40